Cover page	Aug. 30, 2021	Aug. 11, 2021	Jun. 08, 2021
Cover [Abstract]
Document Type			8-K
Document Period End Date	Aug. 30, 2021
Entity Registrant Name	MARQETA, INC.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-40465
Entity Tax Identification Number		27-4306690
Entity Address, Address Line One	180 Grand Avenue
Entity Address, Address Line Two	6th Floor
Entity Address, City or Town	Oakland
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94612
City Area Code	888
Local Phone Number	462-7738
Written Communications			false
Soliciting Material			false
Pre-commencement Tender Offer			false
Pre-commencement Issuer Tender Offer			false
Title of 12(b) Security	Class A common stock, $0.0001 par value per share
Trading Symbol	MQ
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001522540
Amendment Flag	false